Retirement benefit plan - Change in Net Defined Benefit Liability (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 3,213	SFr 7,098	SFr 7,464
Net pension cost through statement of income/(loss)	2,455	1,751	1,679
Remeasurement through other comprehensive income/(loss)	1,669	(4,426)	(956)
Employer's contribution	(1,567)	(1,210)	(1,089)
Net defined benefit liabilities, end of period	SFr 5,770	SFr 3,213	SFr 7,098